DERIVATIVES - Schedule of Carrying Amount and Fair Value Hedge Adjustment of Hedged Assets (Details) - Debt securities AFS (Note 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Carrying Amount of Hedged Assets	$ 1,472,679	$ 2,446,611
Amount of Fair Value Hedge Adjustment Included in the Carrying Amount	$ 27,321	$ 78,389